Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
BALANCE at Mar. 31, 2017	$ 8,185,160	$ 28,865,914	$ (5,475,964)	$ 28,781,315
Retrospective adjustment for change in accounting principle at Mar. 31, 2017				4,346,437
Net earnings (loss)				3,934,101	$ 3,934,101
Paid in capital – restricted stock awards		288,960
Cash dividends				(350,473)
BALANCE at Mar. 31, 2018	8,185,160	29,154,874	(5,475,964)	36,711,380	68,575,450
Net earnings (loss)				5,099,924	5,099,924
Paid in capital – restricted stock awards		167,598
Cash dividends				(1,331,395)
Forfeiture of restricted stock			(50,000)
Issuance of restricted stock	20,000
BALANCE at Mar. 31, 2019	$ 8,205,160	$ 29,322,472	$ (5,525,964)	$ 40,479,909	$ 72,481,577